Offerings - Offering: 1	Sep. 20, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class ACommonStock, parvalue $0.01per share
Amount Registered | shares	19,166,667
Proposed Maximum Offering Price per Unit	30
Maximum Aggregate Offering Price	$ 575,000,010
Fee Rate	0.01476%
Amount of Registration Fee	$ 84,871
Offering Note
(1)
These “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” in Chewy, Inc.’s Registration Statement on Form
S-3ASR
(File
No. 333-274535),
which was filed on September 15, 2023, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

(2)
Represents shares of Class A Common Stock that may be offered and sold by the selling stockholder named in this prospectus supplement and includes 2,500,000 shares of Class A common stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares from the selling stockholder named in this prospectus supplement.